Restructuring Costs (Details) (USD $) In Millions	12 Months Ended
Apr. 30, 2009
Restructuring Costs (Textuals) [Abstract]
Expense Related To to reduce our workforce through involuntary employment termination and voluntary early retirement	$ 12
Amount of material additional expenses incurred as a result of reduction in workforce	$ 0